Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Guarantees
Maturity less than 1 year	49,196	52,728
Maturity greater than 1 year	25,656	22,108
Total gross amount	74,852	74,836
Total net amount	73,706	73,689
Carrying value	1,224	1,176
Collateral received	20,096	20,225
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,404	10,101
Maturity greater than 1 year	2,370	2,481
Total gross amount	12,774	12,582
Total net amount	12,546	12,195
Carrying value	9	53
Collateral received	1,931	1,918
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,683	5,047
Maturity greater than 1 year	4,233	4,300
Total gross amount	8,916	9,347
Total net amount	8,013	8,608
Carrying value	80	135
Collateral received	2,978	3,307
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,578	12,211
Maturity greater than 1 year	0	0
Total gross amount	12,578	12,211
Total net amount	12,578	12,211
Carrying value	0	0
Collateral received	12,578	12,211
Derivatives
Guarantees
Maturity less than 1 year	17,793	21,197
Maturity greater than 1 year	17,842	14,218
Total gross amount	35,635	35,415
Total net amount	35,635	35,415
Carrying value	1,132	985
Other guarantees
Guarantees
Maturity less than 1 year	3,738	4,172
Maturity greater than 1 year	1,211	1,109
Total gross amount	4,949	5,281
Total net amount	4,934	5,260
Carrying value	3	3
Collateral received	2,609	2,789